JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 38,363,586	$ 39,489,898
Share of profit or loss	$ 72,254	$ 360,155	369,026	(226,163)
As of the end of the period	$ 38,732,612	$ 39,263,735	$ 38,732,612	$ 39,263,735